Financial liabilities - Disclosure of financial liabilities breakdown (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	€ 33,110	€ 30,790
Current financial liabilities	1,101	1,302
Total financial liabilities	34,210	32,093
Borrowings
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	346	554
Current financial liabilities	1,101	1,302
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	346	554
Current financial liabilities	1,101	1,302
Other financial liabilities
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	32,764	30,237
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	€ 32,764	€ 30,237